Shareholder Report, Line Graph (Details) - USD ($)	5 Months Ended	12 Months Ended
	Mar. 31, 2015	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015
C000148680
Account Value [Line Items]
Line Graph and Table Measure Name		Fund
Account Value	$ 9,998	$ 11,460	$ 11,461	$ 11,423	$ 11,365	$ 11,321	$ 11,275	$ 11,235	$ 11,209	$ 11,181	$ 11,151	$ 11,128	$ 11,075	$ 10,988	$ 10,953	$ 10,948	$ 10,923	$ 10,889	$ 10,834	$ 10,812	$ 10,802	$ 10,749	$ 10,751	$ 10,704	$ 10,691	$ 10,634	$ 10,622	$ 10,636	$ 10,650	$ 10,627	$ 10,621	$ 10,594	$ 10,616	$ 10,646	$ 10,651	$ 10,688	$ 10,689	$ 10,689	$ 10,694	$ 10,701	$ 10,703	$ 10,695	$ 10,696	$ 10,697	$ 10,693	$ 10,687	$ 10,690	$ 10,681	$ 10,677	$ 10,668	$ 10,670	$ 10,657	$ 10,649	$ 10,625	$ 10,598	$ 10,549	$ 10,531	$ 10,605	$ 10,585	$ 10,564	$ 10,546	$ 10,533	$ 10,513	$ 10,519	$ 10,504	$ 10,476	$ 10,456	$ 10,428	$ 10,416	$ 10,396	$ 10,377	$ 10,354	$ 10,331	$ 10,310	$ 10,299	$ 10,300	$ 10,293	$ 10,269	$ 10,247	$ 10,223	$ 10,223	$ 10,220	$ 10,209	$ 10,193	$ 10,183	$ 10,213	$ 10,210	$ 10,215	$ 10,192	$ 10,173	$ 10,177	$ 10,161	$ 10,149	$ 10,145	$ 10,119	$ 10,095	$ 10,086	$ 10,118	$ 10,111	$ 10,126	$ 10,125	$ 10,111	$ 10,092	$ 10,087	$ 10,076	$ 10,084	$ 10,062	$ 10,036	$ 10,034	$ 10,048	$ 10,034	$ 10,017	$ 9,999	$ 9,978	$ 9,972	$ 9,994
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	$ 10,050	12,400	12,584	12,461	12,363	12,252	12,067	12,102	12,254	12,254	12,239	12,301	12,022	11,304	11,401	11,746	11,917	11,870	11,752	11,855	11,882	11,624	11,893	11,561	11,528	11,013	11,105	11,549	11,808	11,504	11,695	11,524	11,852	12,249	12,293	12,639	12,618	12,512	12,549	12,640	12,686	12,582	12,548	12,510	12,406	12,330	12,529	12,450	12,375	12,191	12,227	12,225	12,282	12,079	11,980	11,611	11,759	12,201	12,046	11,833	11,797	11,768	11,747	11,842	11,658	11,564	11,522	11,365	11,323	11,146	11,087	11,004	10,874	10,755	10,821	10,892	10,864	10,838	10,828	10,706	10,744	10,705	10,737	10,865	10,752	10,810	10,784	10,839	10,757	10,671	10,709	10,542	10,466	10,443	10,371	10,303	10,184	10,578	10,690	10,744	10,730	10,723	10,555	10,527	10,450	10,417	10,400	10,278	10,206	10,166	10,125	10,053	10,033	9,961	9,970	9,998
iShares Short Maturity Municipal Bond Active ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	$ 10,000	$ 11,293	$ 11,321	$ 11,286	$ 11,212	$ 11,139	$ 11,076	$ 11,050	$ 11,035	$ 11,026	$ 11,005	$ 10,998	$ 10,947	$ 10,831	$ 10,800	$ 10,844	$ 10,833	$ 10,810	$ 10,758	$ 10,770	$ 10,802	$ 10,687	$ 10,778	$ 10,688	$ 10,694	$ 10,572	$ 10,558	$ 10,650	$ 10,736	$ 10,678	$ 10,675	$ 10,594	$ 10,637	$ 10,726	$ 10,740	$ 10,812	$ 10,813	$ 10,810	$ 10,812	$ 10,823	$ 10,826	$ 10,812	$ 10,813	$ 10,808	$ 10,801	$ 10,793	$ 10,797	$ 10,779	$ 10,769	$ 10,756	$ 10,764	$ 10,756	$ 10,755	$ 10,728	$ 10,728	$ 10,623	$ 10,598	$ 10,651	$ 10,630	$ 10,592	$ 10,577	$ 10,559	$ 10,528	$ 10,550	$ 10,536	$ 10,501	$ 10,469	$ 10,430	$ 10,422	$ 10,394	$ 10,370	$ 10,338	$ 10,299	$ 10,267	$ 10,258	$ 10,278	$ 10,281	$ 10,260	$ 10,224	$ 10,190	$ 10,200	$ 10,207	$ 10,190	$ 10,161	$ 10,155	$ 10,201	$ 10,200	$ 10,212	$ 10,189	$ 10,165	$ 10,173	$ 10,154	$ 10,138	$ 10,138	$ 10,105	$ 10,068	$ 10,049	$ 10,092	$ 10,085	$ 10,107	$ 10,122	$ 10,104	$ 10,087	$ 10,082	$ 10,071	$ 10,085	$ 10,069	$ 10,038	$ 10,040	$ 10,052	$ 10,042	$ 10,030	$ 10,013	$ 10,000	$ 10,000	$ 10,000
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond: 1 Year (1-2) Index